Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale (Details) - Schedule of non-current assets and disposal groups held for sale and Liabilities included in disposal groups for sale - CLP ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Assets received in lieu of payment or awarded at judicial sale (*)
Assets awarded at judicial sale	[1]	$ 10,006	$ 11,629
Assets received in lieu of payment	[1]	4,065	1,955
Provision for assets received in lieu of payment or awarded	[1]	(1,042)	(1,020)
Non-current assets for sale
Investments in other companies	[2]		3,961
Assets for recovery of assets transferred in financial leasing operations		744	2,955
Disposal groups held for sale
Total		$ 13,773	$ 19,480

[1]	Assets received in lieu of payment are assets received as payment of customers’ past-due debts. The assets acquired must not exceed the aggregate 20% of the Bank’s effective equity. These assets currently represent 0.0022% (0.0169% as of December 31, 2021) of the Bank’s effective equity.
[2]	Corresponds to the participation in Sociedad Operadora de Tarjetas de Crédito Nexus S.A., which has been reclassified as a non-current asset.